Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Elm Market Navigator ETF
(the “Fund”)

A series of Series Portfolios Trust

May 5, 2025

Supplement to the Summary Prospectus dated February 26, 2025, and the
Prospectus dated February 10, 2025, as supplemented February 26, 2025.

Supplement Closing [Text Block]	ck0001650149_SupplementClosing	This supplement should be retained with your Prospectus and Summary Prospectus for future reference.
Elm Market Navigator ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Elm Market Navigator ETF(the “Fund”)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Adviser will typically rebalance the Fund’s portfolio twice per month but may adjust the Fund’s portfolio more frequently as the Adviser determines appropriate. The Adviser will adjust its allocations depending on the attractiveness of each asset class, and may adjust the weights of each asset class to be significantly more than the initial baseline weight. The Adviser may underweight an asset class relative to its baseline weight, and may even set the weight of an asset class to zero.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective immediately, the Dow Jones Moderate Portfolio Index replaces the S&P Target Risk Growth Index as the Fund’s additional index for which the Fund compares its average annual total returns.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective immediately, the Dow Jones Moderate Portfolio Index replaces the S&P Target Risk Growth Index as the Fund’s additional index for which the Fund compares its average annual total returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Effective immediately, the Dow Jones Moderate Portfolio Index replaces the S&P Target Risk Growth Index as the Fund’s additional index for which the Fund compares its average annual total returns. Accordingly, the “Average Annual Total Returns” table in the Fund’s Summary Prospectus and Prospectus is hereby replaced with the following:
Elm Market Navigator ETF | MSCI ACWI IMI Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees expenses and taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI IMI Index (reflects no deductions for fees expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	16.37%
5 Years	rr_AverageAnnualReturnYear05	12.29%
10 Years	rr_AverageAnnualReturnYear10	9.01%
Elm Market Navigator ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees expenses and taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Elm Market Navigator ETF | Dow Jones Moderate Portfolio Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees expenses and taxes)
Label	rr_AverageAnnualReturnLabel	Dow Jones Moderate Portfolio Index(reflects no deductions for fees expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05	5.02%
10 Years	rr_AverageAnnualReturnYear10	5.81%
Elm Market Navigator ETF | Elm Market Navigator ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ELM
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.00%
5 Years	rr_AverageAnnualReturnYear05	6.35%
10 Years	rr_AverageAnnualReturnYear10	6.21%